Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,690,768	$ 2,492,938
Accumulated depreciation	(1,303,848)	(1,251,786)
Property, plant and equipment, net	1,386,920	1,241,152
Depreciation expense	130,200	89,100	$ 83,400
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	73,170	75,528
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	831,579	760,783
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,366,041	1,342,881
Information technology [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	231,858	179,876
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 188,120	$ 133,870